LEASES - Schedule of maturities of operating lease liabilities (Details) $ in Thousands	Dec. 31, 2025 USD ($)
LEASES
2026	$ 6,658
2027	5,547
2028	4,953
2029	4,714
2030	4,826
2031 and thereafter	20,780
Total lease payments	47,478
Less - imputed interest	(9,495)
Present value of lease liabilities	$ 37,983